Notes to the cash flow statements - Other disclosures for entities over which control ceased (Details) - Assets and liabilities over which control ceased - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Details of the assets and liabilities over which control ceased
Cash proceeds received (net of transaction costs)	$ 311	$ 2,284	$ 1,322
Expected receivable (completion settlement))/deferred consideration		146	45
Total consideration	311	2,430	1,367
Gain/(loss) on disposal	$ 243	(823)	$ 188
Parent Entity
Details of the assets and liabilities over which control ceased
Cash proceeds received (net of transaction costs)		1,013
Expected receivable (completion settlement))/deferred consideration		118
Total consideration		1,131
Gain/(loss) on disposal		$ 170